Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2025
Trade And Other Payables
Schedule of trade and other payables
	2025	2024
	€’000	€’000
Trade payables	2,448	2,838
Amounts owed to related parties	5,459	5,086
Lease liability – current	125	75
Payroll taxes	218	134
Other payables	1,882	1,000
	10,132	9,133